Other Income and Expenses - Summary of Details of Other Expense (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Income And Expense [Abstract]
Impairment loss on other non-current assets	₩ 1,456	₩ 434